Long Term Debt - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020 USD ($) subsidiary vessel facilities	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of facilities that entered into a sale and leaseback agreement | facilities		10
Number of vessels sold and leased back | vessel		10
Fair value of debt outstanding		$ 620,642,000
Borrowing capacity outstanding		1,000,000
Interest costs incurred		21,417,000	$ 26,929,000	$ 25,713,000
Interest costs capitalized		$ 184,000	$ 114,000	$ 0
All Debt Instruments
Debt Instrument [Line Items]
Frequency of periodic payment		45 days
Weighted average interest rate		3.382%	4.624%	4.428%
Minimum value covenant		1.15
Net worth covenant		$ 150,000,000
Minimum EBITDA to interest expense		2.0
Consolidated debt convenant		$ 630,000,000
Commercial financing institutions
Debt Instrument [Line Items]
Consolidated leverage covenant		85.00%
Government owned export credit institutions
Debt Instrument [Line Items]
Number of vessels subject to debt covenant | subsidiary		41
Minimum | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant		1.05
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant		$ 150,000
Maximum | All Debt Instruments
Debt Instrument [Line Items]
Minimum value covenant		1.20
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant		$ 1,000,000
Hajioannou Family | One facility
Debt Instrument [Line Items]
Minimum percentage of ownership		20.00%
Hajioannou Family | Minimum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership		30.00%
Hajioannou Family | Maximum | All Debt Instruments
Debt Instrument [Line Items]
Minimum percentage of ownership		35.00%
Maxeikosiena and Youngtwo
Debt Instrument [Line Items]
Sale leaseback lease terms		10 years
Sale leaseback transaction, purchase obligation		10 years
Sale leaseback, repurchase period		2 years
Shikokutessera
Debt Instrument [Line Items]
Sale leaseback lease terms		8 years
Shikokutessera, Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Number of vessels sold and leased back | vessel		4
Sale leaseback, repurchase period		5 years 9 months
Shikokuokto and Gloversix
Debt Instrument [Line Items]
Sale leaseback lease terms		8 years
Sale leaseback transaction, purchase obligation		8 years
Sale leaseback, repurchase period		3 years
Pentakomo and Maxdekatria
Debt Instrument [Line Items]
Sale leaseback lease terms		6 years
Sale leaseback transaction, purchase obligation		6 years
Sale leaseback, repurchase period		3 years
Maxdeka, Shikoku and Glovertwo
Debt Instrument [Line Items]
Sale leaseback lease terms		seven years, six months
Monagrouli
Debt Instrument [Line Items]
Long-term line of credit		$ 26,400,000
Debt repayment term		7 years
Agros
Debt Instrument [Line Items]
Sale leaseback lease terms		10 years
Sale leaseback transaction, purchase obligation		10 years
Sale leaseback, repurchase period		3 years
Maximum borrowing capacity		$ 26,200,000
Lofou
Debt Instrument [Line Items]
Debt repayment term		7 years
Maximum borrowing capacity		$ 20,000,000
Subsequent Event | Pinewood
Debt Instrument [Line Items]
Sale leaseback lease terms	10 years
Sale leaseback transaction, purchase obligation	10 years
Sale leaseback, repurchase period	3 years